Income tax incurred and deferred: Movement (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income tax:
Beginning Balances	$ 3,004,584	$ 3,081,668
IFRS 16 adoption adjustment Conversion revaluation effect Airplan and Aerostar	65,777	(79,459)
Increase (decrease) in deferred tax liability (asset)	94,784	2,375
Ending Balances	3,165,145	3,004,584
Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(65,686)	(92,794)
Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	117,924	57,023
Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	42,546	38,146
Allowance for doubtful accounts
Income tax:
Beginning Balances	(34,296)	(36,874)
Increase (decrease) in deferred tax liability (asset)	(32,313)	2,578
Ending Balances	(66,609)	(34,296)
Allowance for doubtful accounts | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(11,390)	2,467
Allowance for doubtful accounts | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	(20,923)	111
Concessioned assets
Income tax:
Beginning Balances	3,016,922	3,079,749
Increase (decrease) in deferred tax liability (asset)	84,970	(62,827)
Ending Balances	3,101,892	3,016,922
Concessioned assets | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(73,994)	(161,556)
Concessioned assets | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	115,197	60,315
Concessioned assets | Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	43,767	38,414
Unrealised foreign exchange gains (losses)
Income tax:
Beginning Balances	(42,814)	60,008
IFRS 16 adoption adjustment Conversion revaluation effect Airplan and Aerostar	141,236	(102,370)
Increase (decrease) in deferred tax liability (asset)	(1,682)	(452)
Ending Balances	96,740	(42,814)
Unrealised foreign exchange gains (losses) | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(461)	(184)
Unrealised foreign exchange gains (losses) | Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(1,221)	(268)
Other temporary differences
Income tax:
Beginning Balances	64,772	(21,215)
IFRS 16 adoption adjustment Conversion revaluation effect Airplan and Aerostar	(75,456)	22,911
Increase (decrease) in deferred tax liability (asset)	43,809	63,076
Ending Balances	33,125	64,772
Other temporary differences | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	20,159	66,479
Other temporary differences | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	$ 23,650	$ (3,403)